Related Party Transactions (Details) - Schedule of Related Party Loan - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Balance	$ 1,145	$ 231,071
Advances during 2022		49,074
Repayment	(1,145)	(279,000)
Balance		$ 1,145